INCOME TAXES	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 11:-	INCOME TAXES

The Company's subsidiaries are separately taxed under the domestic tax laws of the jurisdiction of incorporation of each entity.

a.	Corporate tax in Israel:

Israeli companies are generally subject to corporate tax on their taxable income. As of 2017, the corporate tax rate is 24% (in 2015 and 2016, the corporate tax rate was 26.5% and 25% respectively). In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.

However, the effective tax rate payable by a company that qualifies as an Industrial Company that derives income from an Approved Enterprise, a Beneficiary Enterprise or a Preferred Enterprise (as discussed below) may be considerably less. Capital gains derived by an Israeli company are subject to the prevailing corporate tax rate.

b.	Loss before taxes on income is comprised as follows:

	Year ended December 31,
	2015	2016	2017

Domestic	$(57,316)	$(60,249)	$(53,432)
Foreign	8,747	16,460	(1,518)

Loss before taxes on income	$(48,569)	$(43,789)	$(54,950)

c.	Deferred income taxes:

Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	Year ended December 31,
	2016	2017
Deferred tax assets:

Net operating loss carry-forwards	$23,750	$34,234
Capital losses carry-forwards	58	35
Research and development expenses	19,818	13,923
Tax credit carry-forwards	63	94
Depreciation difference	1,163	1,434
Accrued employees costs	1,122	1,801
Other	731	567

Deferred tax assets before valuation allowance	46,705	52,088

Valuation allowance	(46,521)	(45,094)

Deferred tax asset, net	$184	$6,994

Deferred tax liabilities:

Fixed assets	$9	$481
Intangible assets	625	6,214
Other	-	278

Deferred tax liabilities	$634	$6,973

	Year ended December 31,
	2016	2017
Deferred taxes are included in the consolidated balance sheets, as follows:

Long term receivables	$184	$772
Long term liabilities	$634	$764

The Company has provided valuation allowances in respect of certain deferred tax assets resulting from tax loss carry-forwards and other reserves and allowances due to its history of losses and uncertainty concerning realization of these deferred tax assets. In addition, a deferred tax liability has been established to reflect the Company's tax depreciation of property and equipment, net which differs from depreciation recorded in the consolidated financial statements and purchased technology as part of business combination.

d.	Income taxes are comprised as follows:

	Year ended December 31,
	2015	2016	2017

Current	$2,872	$3,424	$4,042
Deferred	(107)	(317)	(2,719)

	$2,765	$3,107	$1,323

	Year ended December 31,
	2015	2016	2017

Domestic	$264	$49	$578
Foreign	2,501	3,058	745

	$2,765	$3,107	$1,323

e.	A reconciliation of the Company's theoretical income tax expense to actual income tax expense as follows:

	Year ended December 31,
	2015	2016	2017

Loss before taxes on income	$(48,569)	$(43,789)	$(54,950)

Statutory tax rate	26.5%	25%	24%

Theoretical income tax expense	(12,871)	(10,947)	(13,188)

Deferred taxes for which valuation allowance was provided, net	8,571	8,620	2,122
Non-deductible option expenses	4,969	5,224	8,528
Non-deductible expenses	532	815	1,263
Tax adjustment in respect of different tax rate of foreign subsidiary	524	(1,015)	(1,679)
Utilization of loss	327	-	-
Rate Change Impact	-	-	3,099
Foregin Tax	-	-	881
Other	713	410	297

Income tax expense	$2,765	$3,107	$1,323

f.	Net operating loss carry-forwards

As of December 31, 2017, the Company had carry-forward operating and capital tax losses totaling approximately $ 161,855 and $ 151, respectively. $121,542 and $151 attributed to Israel and can be carried forward indefinitely.

g.	The Law for the Encouragement of Capital Investments, 1959 (the "Law"):

On April 1, 2005, an amendment to the Investment Law came into effect ("the Amendment") and has significantly changed the provisions of the Investment Law. The Amendment limits the scope of enterprises which may be approved by the Investment Center by setting criteria for the approval of a facility as an Approved Enterprise, such as provisions generally requiring that at least 25% of the Approved Enterprise's income will be derived from export. Additionally, the Amendment enacted major changes in the manner in which tax benefits are awarded under the Investment Law so that companies no longer require Investment Center approval in order to qualify for tax benefits.

According to the law, the Company is entitled to various tax benefits by virtue of the "Beneficiary Enterprise" status granted to part of its enterprises, defined by this law.

During 2010, the Company had applied by Tax Pre-ruling to the Israeli Tax Authorities ("ITA") to receive "Beneficiary Enterprise" status and elect 2009 as year of election. During 2011, the Company received a tax decision from the ITA that approves its request for "Beneficiary Enterprise" status and the Company elect 2009 as its year of election. Under the Investment Law and its Amendment and according to the tax decision, the Company is entitled to various tax benefits, defined by this law, under the "Alternative Benefits" track as a Beneficiary Enterprise.

Pursuant to the beneficiary program, the Company is entitled to a tax benefit period of seven to ten years on income derived from this program as follows: the Company is fully tax exempted for a period of the first two years and for the remaining five to eight subsequent years is subject to tax at a rate of 10% - 25% (based on the percentage of foreign ownership of the Company).

The duration of tax benefits is subject to a limitation of the earlier of 7 years from the Commencement Year, or 12 years from the first day of the Year of Election.

If dividends are distributed out of tax exempt profits, the Company will then become liable for tax at the rate applicable to its profits from the Beneficiary enterprise in the year in which the income was earned, as if it had not chosen the alternative track of benefits.

The dividend recipient is subject to withholding tax at the rate of 15% applicable to dividends from Beneficiary enterprises, if the dividend is distributed during the tax benefits period or within twelve years thereafter. This limitation does not apply to a foreign investors' company. The Company currently has no plans to distribute dividends and intends to retain future earnings to finance the development of its business.

The above benefits are conditioned upon the fulfillment of the conditions stipulated by the law and regulations published thereunder. In the event of failure to comply with these conditions, the benefits may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, including interest and linked to changes in the Israeli CPI.

Management believes that the Company will meet the aforementioned conditions by the year of the elected operations.

As a result of the amendment, tax-exempt income generated under the provisions of the new law will subject the Company to taxes upon distribution or liquidation and the Company may be required to record a deferred tax liability with respect to such tax-exempt income.

Through December 31, 2017 the Company had not generated income under the provision of the new law.

In December 2010, the Israeli Parliament passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011, which prescribes, among other things, amendments to the Investment Law, effective as of January 1, 2011. According to the amendment, the benefit tracks under the Investment Law were modified and a uniform tax rate will apply to all of the income of an approved or beneficiary enterprise. Companies may elect to irrevocably implement the amendment (while waiving benefits provided under the Investment Law as currently in effect) and subsequently would be subject to the amended tax rates that are: 2011 and 2012 - 15%, 2013 and 2014 - 12.5% and in 2015 and thereafter - 12%.

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which includes Amendment 73 to the Law ("Amendment 73") was published. According to Amendment 73, a preferred enterprise located in development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2017 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).

The new tax tracks under the Amendment are as follows: Technological preferred enterprise - an enterprise for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion. A technological preferred enterprise, as defined in the Law, which is located in the center of Israel will be subject to tax at a rate of 12% on profits deriving from intellectual property (in development area A - a tax rate of 7.5%).

The Amendment also prescribes special tax tracks for technological enterprises, which are subject to regulations that were published by the Minister of Finance on May 1, 2017.

Under the transition provisions of the new legislation, the Company may decide to irrevocably implement the new law while waiving benefits provided under the current law or to remain subject to the current law.

The Company does not currently intend to implement the amendment, and intends to continue to comply with the Investment Law as in effect prior to enactment of the amendment.

The Tax Cuts and Jobs Act (the “Act”) was enacted on December 22, 2017. The Act reduces the US federal corporate tax rate from 35% to 21% in 2018, repealed the corporate alternative minimum tax, and requires companies to pay a one-time transition tax on earnings of certain foreign subsidiaries that were previously tax deferred and creates new taxes on certain foreign-sourced earnings.

Deferred tax assets and liabilities: We remeasured all U.S. deferred tax assets and liabilities based on the rates at which they are expected to reverse in the future, which is generally 21%. However, we are still analyzing certain aspects of the Act and refining our calculations, which could potentially affect the measurement of these balances or potentially give rise to new deferred tax amounts.

The estimated tax expense recorded related to the re-measurement of the deferred tax balance was $(721).

h.	Tax assessments:

The Company and its subsidiaries did not have any final tax assessments as of December 31, 2017. The Company's tax years until December 31, 2012 are subject to statutes of limitation as of December 31, 2017.

i.	Uncertain tax positions:

A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	Year ended December 31,
	2016	2017

Opening balance	$1,098	$1,098
Increases related to previous year tax positions	-	280

Closing balance	$1,098	$1,378

During the years ended December 31, 2017 the Company recorded $ 280 for interest expense related to uncertain tax positions. As of December 31, 2017 the Company had accrued interest liability related to uncertain tax positions in the amounts of $ 280, which is included within income tax accrual on the balance sheets. The Company did not accrue penalties during the years ended December 31, 2017 and 2016.

The balance of total unrecognized tax benefits at December 31, 2017, is $ 1,378 which, if potentially recognized, would affect the effective rate in the Company's statement of comprehensive loss.